ACCOUNTS RECEIVABLE, NET - Electricity Treading PROINFA and Renegotiated Credits (Details) R$ in Thousands		12 Months Ended
	Aug. 01, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
CUSTOMERS RECEIVABLE, NET
Electricity trading transactions		R$ 5,124,744	R$ 6,481,303
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
Electricity trading transactions		R$ 893,961
Number of accounts in Federal Government assumed, refinanced, and rescheduled debt | item		240
Period for debt balance to be paid		20 years
Period for extended installment to be paid		120 months
Discharge of debt by National Treasury	R$ 1,388,762
Interest on discharge of debt by National Treasury		R$ 64,890
PROINFA
CUSTOMERS RECEIVABLE, NET
Electricity trading transactions		353,933	(693,094)
Electricity trading transactions		R$ 532,812	R$ 431,471